Options and Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans [Line Items]
Number Of Stock Option - Balance	1,138,000	1,436,000		1,480
Number Of Stock Option - Granted	723,000	221,000
Number Of Stock Option - Exercised	0	(40,000)
Number Of Stock Option - Cancelled	(371,000)	(479,000)
Number Of Stock Option - Balance	1,490,000	1,138,000	1,436,000	1,480
Number Of Stock Options - Exercisable Balance	612,000	685,000
Number Of Stock Options - Vested	275,000
Number Of Stock Options - Nonvested	878,000
Weighted Average Exercise Price - Balance	$ 1.19	$ 1.74
Weighted Average Exercise Price-Granted	$ 1.06	$ 0.94
Weighted Average Exercise Price - Exercised	$ 0	$ 0.61
Weighted Average Exercise Price - Cancelled	$ 0.72	$ 2.77
Weighted Average Exercise Price - Balance	$ 1.24	$ 1.19	$ 1.74
Weighted Average Exercise Price - Exercisable Balance	$ 1.40	$ 1.17
Weighted Average Exercise Price - Vested	$ 1.10
Weighted Average Exercise Price - Non Vested	$ 1.13
Weighted Average Fair Value - Balance	$ 1.01	$ 1.05
Weighted Average Fair Value - Granted	$ 0.86	$ 0.60
Weighted Average Fair Value - Exercised	$ 0	$ 0.50
Weighted Average Fair Value - Cancelled	$ 1.05	$ 1.00
Weighted Average Fair Value - Balance	$ 0.92	$ 1.01	$ 1.05
Weighted Average Fair Value - Exercisable	$ 1.02	$ 1.15
Weighted Average Fair Value - Vested	$ 0.78
Weighted Average Fair Value - Non Vested	$ 0.85
Weighted Average Remaining Contractual Term - Balance	8 years 1 month 6 days	6 years 10 months 24 days	7 years 8 months 12 days
Weighted Average Remaining Contractual Term - Exercisable	6 years 8 months 12 days	5 years 6 months
Weighted Average Remaining Contractual Term - Non Vested	9 years 1 month 6 days